NATURE OF BUSINESS (Details) (USD $)	0 Months Ended
Nov. 22, 2013
NATURE OF BUSINESS [Abstract]
Common Stock, shares issued (in shares)	16,666,666
Share issue price (in dollars per share)	$ 15